Offerings	Jun. 16, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share, issuable under Madrigal Pharmaceuticals, Inc. 2026 Stock Plan
Amount Registered | shares	971,145
Proposed Maximum Offering Price per Unit	469.84
Maximum Aggregate Offering Price	$ 456,282,766.80
Fee Rate	0.01381%
Amount of Registration Fee	$ 63,012.65
Offering Note	Note 1.a.: Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of Common Stock, par value $0.0001 per share ("Common Stock") of Madrigal Pharmaceuticals, Inc. (the "Company") that become issuable under the Madrigal Pharmaceuticals, Inc. 2026 Stock Plan (the "2026 Plan"), by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the receipt of consideration that results in an increase in the number of the outstanding shares of common stock. In addition, pursuant to Rule 416(c) under the Securities Act, this Registration Statement also covers an indeterminate amount of interests to be offered and sold pursuant to the employee benefit plan described above. Note 1.b: Represents 971,145 shares of the Company's Common Stock reserved for issuance under the 2026 Plan. Note 1.c: The proposed maximum offering price per share has been estimated in accordance with Rule 457(c) and (h) under the Securities Act, as to the Common Stock authorized for issuance pursuant to the 2026 Plan, solely for the purpose of calculating the registration fee. The computation is based upon the average of the high and low prices of the Common Stock as reported on the National Association of Securities Dealers Automated Quotations on June 11, 2026.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share, Madrigal Pharmaceuticals, Inc. 2026 Employee Stock Purchase Plan
Amount Registered | shares	460,840
Proposed Maximum Offering Price per Unit	469.84
Maximum Aggregate Offering Price	$ 216,521,065.60
Fee Rate	0.01381%
Amount of Registration Fee	$ 29,901.56
Offering Note	Note 2.a.: Pursuant to Rule 416 under the Securities Act, this Registration Statement shall also cover any additional shares of Common Stock that become issuable under the Madrigal Pharmaceuticals, Inc. 2026 Employee Stock Purchase Plan (the "2026 ESPP"), by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the receipt of consideration that results in an increase in the number of the outstanding shares of common stock. In addition, pursuant to Rule 416(c) under the Securities Act, this Registration Statement also covers an indeterminate amount of interests to be offered and sold pursuant to the employee benefit plan described above. Note 2.b: Represents 460,840 shares of the Company's Common Stock reserved for issuance under the 2026 ESPP. Note 2.c: The proposed maximum offering price per share has been estimated in accordance with Rule 457(c) and (h) under the Securities Act, as to the Common Stock authorized for issuance pursuant to the 2026 ESPP, solely for the purpose of calculating the registration fee. The computation is based upon the average of the high and low prices of the Common Stock as reported on the National Association of Securities Dealers Automated Quotations on June 11, 2026.